Debt issues - Summary (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Debt issues
Short-term debt	$ 29,285	$ 30,332
Long-term debt	127,288	114,536
Total debt issues	156,573	144,868	$ 128,779
Own issuances
Debt issues
Short-term debt	29,285	30,332
Covered bonds
Debt issues
Long-term debt	41,605	31,802
Senior
Debt issues
Long-term debt	81,385	77,219
Securitisation
Debt issues
Long-term debt	4,298	4,973
Subordinated perpetual notes
Debt issues
Long-term debt		542
Parent Entity
Debt issues
Short-term debt	27,915	25,498
Long-term debt	107,042	96,841
Total debt issues	134,957	122,339	$ 108,210
Parent Entity | Own issuances
Debt issues
Short-term debt	27,915	25,498
Parent Entity | Covered bonds
Debt issues
Long-term debt	36,954	28,664
Parent Entity | Senior
Debt issues
Long-term debt	$ 70,088	67,635
Parent Entity | Subordinated perpetual notes
Debt issues
Long-term debt		$ 542